Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Foreign Ccurrency Translation Reserve [Member]	Non - Controlling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 3,625	$ 100,353	$ (113,866)			$ (9,888)
Net loss for the year			(89,455)			(89,455)
Foreign currency translation adjustment				(194)		(194)
Total comprehensive loss for the year			(89,455)	(194)		(89,649)
Contributions by and distributions to owners, Additional paid-in capital		100,000				100,000
Balance at Dec. 31, 2018	3,625	200,353	(203,321)	(194)		463
Net loss for the year			(279,526)		(5,129)	(284,655)
Foreign currency translation adjustment				(1,517)	(358)	(1,875)
Total comprehensive loss for the year			(279,526)	(1,517)	(5,487)	(286,530)
Contributions by and distributions to owners, Non-controlling interest arising from acquisition of subsidiary during the year					(12,380)	(12,380)
Balance at Dec. 31, 2019	$ 3,625	$ 200,353	$ (482,847)	$ (1,711)	$ (17,867)	$ (298,447)